Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Intangible Assets And Goodwill [Line Items]
Amortization of Intangible Assets	$ 99,000,000	$ 106,000,000	$ 83,000,000
2025	96,000,000
2026	93,000,000
2027	88,000,000
2028	84,000,000
2029	79,000,000
Goodwill and intangible asset impairment	18,000,000	2,000,000	$ 0
Goodwill impairment loss	$ (9,000,000)	$ 0
Minimum | Other Than Impaired Reporting Units
Schedule Of Intangible Assets And Goodwill [Line Items]
Discount rates	8.00%	8.50%	8.00%
Fair value inputs long term revenue growth rates	1.00%	1.00%	1.00%
Royalty rates	0.25%	0.25%	0.25%
Fair value control premium	5.00%	5.00%	5.00%
Maximum | Other Than Impaired Reporting Units
Schedule Of Intangible Assets And Goodwill [Line Items]
Discount rates	18.50%	18.00%	19.00%
Fair value inputs long term revenue growth rates	3.50%	3.50%	3.00%
Royalty rates	7.00%	7.00%	7.00%
Fair value control premium	10.00%	10.00%	10.00%
News and Information Services Segment [Member]
Schedule Of Intangible Assets And Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss	$ 3,900,000,000	$ 3,900,000,000
Goodwill impairment loss	$ (9,000,000)